Commitments and Contingencies - Guarantees and Indemnifications (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guarantees and indemnifications
Estimated gross settlement exposure	$ 16,700,000	$ 13,800,000
Cardholder overdraft limit	10
Cardholders' overdrawn account balances	25,500,000	21,200,000
Cardholders' loss reserve	9,500,000	$ 10,500,000
Recorded a liability for guarantees or indemnities	$ 0
Minimum
Guarantees and indemnifications
Period after collection of cardholders' funds they are received by Issuing Bank	3 days
Maximum
Guarantees and indemnifications
Advance on behalf of cardholders	$ 1,000,000